S000074757 [Member] Investment Objectives and Goals - iShares Paris-Aligned Climate Optimized MSCI USA ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® PARIS-ALIGNED CLIMATE OPTIMIZED MSCI USA ETF Ticker: PABUStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy.